Other employee benefits (Schedule of detailed information about employee future benefit expense) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Current service cost	$ 3,060	$ 3,710
Net interest cost	3,600	3,683
Components recognized in consolidated income statements	$ 6,660	$ 7,393